Long-Term Debt (Subordinated Convertible Notes) (Detail) (USD $) In Millions, unless otherwise specified				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 28, 2014 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 31, 2013 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 31, 2012 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 15, 2009 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Mar. 28, 2014 North America [Member] 4.50% Annual Interest Rate On Subordinated Convertible Notes Until November 2019 [Member]	Dec. 31, 2013 North America [Member] 4.50% Annual Interest Rate On Subordinated Convertible Notes Until November 2019 [Member]	Dec. 31, 2012 North America [Member] 4.50% Annual Interest Rate On Subordinated Convertible Notes Until November 2019 [Member]	Mar. 28, 2014 North America [Member] 2.25% Annual Interest Rate On Subordinated Convertible Notes Until November 2029 [Member]	Dec. 31, 2013 North America [Member] 2.25% Annual Interest Rate On Subordinated Convertible Notes Until November 2029 [Member]	Dec. 31, 2012 North America [Member] 2.25% Annual Interest Rate On Subordinated Convertible Notes Until November 2029 [Member]	Dec. 31, 2013 North America [Member] 0.875% Convertible Notes Due 2013 [Member]	Dec. 31, 2012 North America [Member] 0.875% Convertible Notes Due 2013 [Member]	Mar. 28, 2014 North America [Member] 0.875% Convertible Notes Due 2013 [Member]	Nov. 30, 2006 North America [Member] 0.875% Convertible Notes Due 2013 [Member]
Debt Instrument [Line Items]
Face value				$ 429.5	$ 429.5	$ 429.5	$ 162.9							$ 0	$ 355.0		$ 230.9
Debt discount				(261.1)	(261.5)	(263.0)	(266.6)							0	(20.4)	0	(124.1)
Book value	1,468.0	1,386.9	1,450.1	168.4	168.0	166.5								0	334.6
Fair value (Level 1)				$ 430.2	$ 462.8	$ 464.1								$ 0	$ 349.7
Maturity date				November 2029	November 2029	November 2029		November 2019	November 2019	November 2019	November 2029	November 2029	November 2029	November 2013	November 2013
Interest rate								4.50%	4.50%	4.50%	2.25%	2.25%	2.25%	0.875%	0.875%		0.875%
Interest payments				Semi-annually May 15 & Nov 15	Semi-annually May 15 & Nov 15	Semi-annually May 15 & Nov 15								Semi-annually May 15 & Nov 15	Semi-annually May 15 & Nov 15